Condensed Parent Company only Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash in bank	$ 238,672	$ 248,214
Other assets	554,167	565,719
Total Assets	13,365,550	13,129,678
Liabilities	11,834,571	11,599,810
Shareholders' Equity	1,530,979	1,529,868	1,482,661	1,303,457
Total liabilities and shareholders' equity	13,365,550	13,129,678
IBERIABANK Corporation [Member]
Cash in bank	98,108	63,207
Investment in subsidiaries	1,487,337	1,506,671
Other assets	80,528	89,966
Total Assets	1,665,973	1,659,844
Liabilities	134,994	129,976
Shareholders' Equity	1,530,979	1,529,868
Total liabilities and shareholders' equity	$ 1,665,973	$ 1,659,844